                          -  BT PYRAMID MUTUAL FUNDS  -


                           BT INVESTMENT LIMITED TERM
                         U.S. GOVERNMENT SECURITIES FUND


                               SEMI-ANNUAL REPORT
                               ------------------
                                  MARCH - 1997

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

     LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . 3

     BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND
          Statement of Assets and Liabilities. . . . . . . . . . . . 5
          Statement of Operations. . . . . . . . . . . . . . . . . . 5
          Statement of Changes in Net Assets . . . . . . . . . . . . 6
          Financial Highlights . . . . . . . . . . . . . . . . . . . 7
          Notes to Financial Statements. . . . . . . . . . . . . . . 8

     SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO
          Schedule of Portfolio Investments. . . . . . . . . . . . . 9
          Statement of Assets and Liabilities. . . . . . . . . . . . 9
          Statement of Operations. . . . . . . . . . . . . . . . . . 9
          Statement of Changes in Net Assets . . . . . . . . . . . .10
          Financial Highlights . . . . . . . . . . . . . . . . . . .10
          Notes to Financial Statements. . . . . . . . . . . . . . .11

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Investment Limited Term U.S. Government Securities Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Limited Term U.S. Government Securities Fund (the "Fund") returned 2.31%* for the six months ended March 31, 1997, as compared to 2.55% for the Lehman 1-3 Year Government Bond Index** and 2.25% for the Lipper Short/Intermediate U.S. Government Funds Average+. Since its inception on August 24, 1992, the Fund has returned 23.08% cumulatively, or 4.62% annualized. The Fund returned 4.52% for the year ended March 31, 1997.

                                    OBJECTIVE
     Seeks high level of current income with the preservation of capital.

MARKET ACTIVITY
The rally that had begun in the third calendar quarter of 1996 continued through the beginning of the fourth quarter, with the 5-year Treasury bond yield dropping 0.25%. The 2-year U.S. Treasury Note rallied even longer--through mid-February, as market participants adopted the view that the U.S. economy was growing at a modest pace and inflation was benign. In late February and March, however, a number of economic statistics signaled accelerating growth, and investors began to anticipate an official rate increase by the Federal Reserve Board at its March 25, 1997 meeting. In fact, the Federal Reserve Board did tighten monetary policy at that meeting, raising the federal funds rates by 0.25% to 5.50%. As a result, the U.S. Treasury market overall continued to sell off through March 31st, ending the first quarter of 1997 approximately 0.50% higher than its opening levels.

More specifically, the 2-year yield reached its low of 5.76% for the period on February 17, based largely on a lower than expected Producer Price Index. But it retreated from there to close at a high yield of 6.42% on March 31st. From the beginning to the end of the first calendar quarter, the rise in 2-year yields was 0.54%, equal to the change in the 5-year Treasury, leaving the 2 to 5 year spread virtually unchanged from the Fund's September 30 fiscal year-end at 0.34%. Clearly, the whole short end of the yield curve had already priced in some future interest rate tightening.

INVESTMENT REVIEW
The Fund closely tracked its benchmark and slightly outperformed its category average for the semi-annual period. This competitive performance was primarily due to our duration positioning and flexibility to adjust such positioning
quickly in light of changing market conditions.   For example, the Fund began
the period neutral to the benchmark with a duration of 1.75 years. Given the modest growth of the economy and our belief that the Federal Reserve Board would not take action for a while, we then moved the Fund's average duration to longer than the benchmark, reaching 1.86 years.

Then, in December and January, when most experts anticipated that the Federal Reserve Board would raise rates, we shortened duration again to 1.50 years. Given that this action did not take place then and given that our technical statistics model indicated an opportunity to move slightly longer, we then moved back to a neutral duration position in February. Finally, as economic growth seemed to accelerate and an imminent move by the Federal Reserve Board seemed almost certain, we shortened the Fund's duration relative to the Index in March, ending the semi-annual period with a duration of 1.46 years.

MANAGER OUTLOOK
While the flattening of the yield curve would indicate that investors had anticipated a modest rate increase by the Federal Reserve Board, we believe that additional tightening will be further incorporated into the rate structure as we move through the second quarter of 1997. This may be particularly evident if there is a continuation of strong growth in the coming months, though it may be moderated by tame inflation statistics.

                             INVESTMENT INSTRUMENTS
     Direct obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including repurchase agreements collateralized by U.S. Government obligations. The average weighted maturity of securities will range from two to five years.

Given this outlook, we intend to maintain our somewhat defensive posture with a shorter-than-Index duration until there are clear indicators that the economy has slowed down and that the Federal Reserve Board action is working. These indicators would include among others, shrinking non-farm payrolls, increasing unemployment figures, and decreasing retail sales.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek to provide high levels of current income with the preservation of capital.

We value your ongoing support of theDiversification of Portfolio Investments BT Investment Limited Term U.S. Government Securities Fund and look forward to serving your investment needs in the years ahead.


                                /s/ Louis Hudson

                                  Louis Hudson
                            Portfolio Manager of the
             SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO
                                 March 31, 1997

---------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**   Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO INVESTMENTS
     BY ASSET TYPE AS OF MARCH 31, 1997
     (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]

U.S. Treasury Notes              87%
Repurchase Agreements            13%



PERFORMANCE COMPARISON

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND AND THE LEHMAN 1-3 YEAR GOVT. BOND INDEX AS OF AUGUST 31, 1992.

                           TOTAL RETURN FOR THE PERIOD
                              ENDED MARCH 31, 1997
                    Six Months                Since 8/24/92*
                         2.31%                        23.08%
                          * The Fund's inception date.

     Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


[GRAPH]

                      BT Investment Limited
                         Term U.S. Govt.               Lehman 1-3 Year Govt.
                    Securities Fund - $12,273          Bond Index - $12,559

Aug-92                        10000                            10000
Sep-92                        10111                            10094
Dec-92                        10044                            10115
Mar-93                        10310                            10333
Jun-93                        10404                            10448
Sep-93                        10613                            10592
Dec-93                        10666                            10659
Mar-94                        10597                            10607
Jun-94                        10614                            10607
Sep-94                        10630                            10714
Dec-94                        10659                            10714
Mar-95                        10958                            11070
Jun-95                        11307                            11421
Sep-95                        11440                            11591
Dec-95                        11704                            11876
Mar-96                        11742                            11921
Jun-96                        11846                            12046
Sep-96                        11996                            12247
Dec-96                        12224                            12479
Mar-97                        12273                            12559

            Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS
     Investment in Short/Intermediate U.S. Government Securities Portfolio, at Value . . . . . . . . . . . . .    $51,177,410
     Receivable for Shares of Beneficial Interest Subscribed . . . . . . . . . . . . . . . . . . . . . . . . .         15,927
     Deferred Organization and Prepaid Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,494
                                                                                                                  -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     51,207,831
                                                                                                                  -----------
LIABILITIES
     Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,445
     Payable for Shares of Beneficial Interest Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000
     Dividends Payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,563
     Accrued Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,543
                                                                                                                  -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         41,551
                                                                                                                  -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $51,166,280
                                                                                                                  -----------
                                                                                                                  -----------
COMPOSITION OF NET ASSETS
     Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $51,596,022
     Accumulated Net Realized Loss from Investment Transactions. . . . . . . . . . . . . . . . . . . . . . . .       (385,027)
     Net Unrealized Depreciation on Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (44,715)
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $51,166,280
                                                                                                                  -----------
                                                                                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NET ASSETS DIVIDED BY SHARES OUTSTANDING). . . . . .    $      9.76
                                                                                                                  -----------
                                                                                                                  -----------
SHARES OUTSTANDING ($0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST AUTHORIZED).      5,240,683
                                                                                                                  -----------
                                                                                                                  -----------



--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



INVESTMENT INCOME
     Income Allocated from Short/Intermediate U.S. Government Securities Portfolio, net. . . . . . . . . . . .    $ 1,456,556
                                                                                                                  -----------
EXPENSES
     Administration and Services Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         76,535
     Registration Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,108
     Printing and Shareholder Reports. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,501
     Professional Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,233
     Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,952
     Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,794
                                                                                                                  -----------
     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        108,123
     Less Expenses Absorbed by Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (31,588)
                                                                                                                  -----------
          Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         76,535
                                                                                                                  -----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,380,021
                                                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net Realized Gain from Investment Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        108,075
     Net Change in Unrealized Depreciation on Investments. . . . . . . . . . . . . . . . . . . . . . . . . . .       (311,110)
                                                                                                                  -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (203,035)
                                                                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,176,986
                                                                                                                  -----------
                                                                                                                  -----------




                   See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                 FOR THE         FOR THE PERIOD
                                                                                            SIX MONTHS ENDED   JANUARY 1, 1996 TO
                                                                                             MARCH 31, 1997+   SEPTEMBER 30, 1996*
                                                                                            ----------------   -------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $ 1,380,021         $ 1,515,597
     Net Realized Gain (Loss) from Investment Transactions . . . . . . . . . . . . .              108,075            (405,643)
     Net Change in Unrealized Appreciation (Depreciation) on Investments . . . . . .             (311,110)             23,331
                                                                                              -----------         -----------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . .            1,176,986           1,133,285
                                                                                              -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
     Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,380,021)         (1,515,597)
     Net Realized Gain from Investment Transactions. . . . . . . . . . . . . . . . .                   --            (113,083)
                                                                                              -----------         -----------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,380,021)         (1,628,680)
                                                                                              -----------         -----------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 3)
     Net Proceeds from Shares Issued in Merger Transactions. . . . . . . . . . . . .                   --          26,715,127
     Net Decrease from Capital Transactions in Shares of Beneficial Interest . . . .             (367,348)         (4,352,961)
                                                                                              -----------         -----------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest .             (367,348)         22,362,166
                                                                                              -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . .             (570,383)         21,866,771
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           51,736,663          29,869,892
                                                                                              -----------         -----------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $51,166,280         $51,736,663
                                                                                              -----------         -----------
                                                                                              -----------         -----------


---------------
+    Unaudited
* The Board of Trustees approved the change of the Fund's fiscal year end from December 31 to September 30.


                   See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the periods indicated for the BT Investment Limited Term U.S. Government Securities Fund.


                                                                                                      FOR THE YEAR ENDED
                                                            FOR THE         FOR THE PERIOD               DECEMBER 31,
                                                       SIX MONTHS ENDED   JANUARY 1, 1996 TO      ---------------------------
                                                        MARCH 31, 1997+   SEPTEMBER 30, 1996*     1995        1994       1993
                                                       ----------------   -------------------     ----        ----       ----

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .        $9.80              $9.96            $9.61      $10.06     $ 9.93
                                                              -----              -----            -----      ------     ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . .         0.27               0.38             0.57        0.44       0.41
  Net Realized and Unrealized Gain (Loss) on
    Investment Transactions. . . . . . . . . . . . . .        (0.04)             (0.14)            0.35       (0.45)      0.20
                                                              -----              -----            -----      ------     ------
Total Income (Loss) from Investment Operations . . . .         0.23               0.24             0.92       (0.01)      0.61
                                                              -----              -----            -----      ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . .        (0.27)             (0.38)           (0.57)      (0.44)     (0.41)
  Net Realized Gain from Investment Transactions . . .           --              (0.02)              --          --      (0.07)
                                                              -----              -----            -----      ------     ------
Total Distributions. . . . . . . . . . . . . . . . . .        (0.27)             (0.40)           (0.57)      (0.44)     (0.48)
                                                              -----              -----            -----      ------     ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .        $9.76              $9.80            $9.96      $ 9.61     $10.06
                                                              -----              -----            -----      ------     ------
                                                              -----              -----            -----      ------     ------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .         2.31%              2.50%            9.81%     (0.08)%      6.21%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . .      $51,166            $51,737          $29,870     $31,302     $3,462
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . .         5.41%**            5.22%**          5.81%       4.69%      4.35%
    Expenses, including Expenses of the Short/
     Intermediate U.S. Government Securities
     Portfolio . . . . . . . . . . . . . . . . . . . .         0.60%**            0.60%**          0.60%       0.60%      0.60%
    Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses by
     Bankers Trust . . . . . . . . . . . . . . . . . .         0.17%**            0.40%**          0.24%       0.34%      1.43%


---------------
+    Unaudited
* Board of Trustees approved the change of the Fund's fiscal year end from December 31 to September 30.
**   Annualized


                   See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 24, 1992. The Fund invests substantially all of its assets in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was 99.99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. ORGANIZATION EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. DIVIDENDS
The Fund declares dividends daily and pays these dividends monthly from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $76,535.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1997, expenses of the Fund have been reduced by $31,588.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                                                                FOR THE                   FOR THE PERIOD
                                                                           SIX MONTHS ENDED             JANUARY 1, 1996 TO
                                                                      MARCH 31, 1997 (UNAUDITED)        SEPTEMBER 30, 1996
                                                                      --------------------------    --------------------------
                                                                        SHARES         AMOUNT         SHARES         AMOUNT
                                                                        ------         ------         ------         ------

Sold*                                                                    851,001   $  8,375,772      3,817,849   $ 37,544,648
Reinvested                                                               135,969      1,337,912        162,886      1,602,240
Redeemed                                                              (1,024,108)   (10,081,032)    (1,703,203)   (16,784,722)
                                                                      ----------   ------------     ----------   ------------
Net Increase (Decrease)                                                  (37,138)  $   (367,348)     2,277,532   $ 22,362,166
                                                                      ----------   ------------     ----------   ------------
                                                                      ----------   ------------     ----------   ------------

---------------
* On June 5, 1996, the BT Investment Limited Term U.S. Government Securities Fund acquired the assets of BT Investment Short/Intermediate U.S. Government Securities Fund in exchange for 2,720,481 shares of beneficial interest at the net asset value of $9.82 per share amounting to $26,715,127.

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

   Principal
    Amount                     Description                             Value
  -----------                  -----------                             -----

                U.S. GOVERNMENT & AGENCY
                OBLIGATIONS - 88.26%
                U.S. TREASURY NOTES - 88.26%
  $ 6,460,000   6.25%, 6/30/98 . . . . . . . . . . . . . . .       $ 6,464,046
   10,430,000   6.00%, 9/30/98 . . . . . . . . . . . . . . .        10,385,946
   11,150,000   5.75%, 12/31/98. . . . . . . . . . . . . . .        11,038,458
    2,390,000   6.25%, 3/31/99 . . . . . . . . . . . . . . .         2,381,965
    3,240,000   6.375%, 5/15/99. . . . . . . . . . . . . . .         3,233,411
    1,000,000   7.125%, 9/30/99. . . . . . . . . . . . . . .         1,013,514
   10,850,000   5.875%, 2/15/00. . . . . . . . . . . . . . .        10,649,994
                                                                   -----------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $45,524,312) . . . . . . . . . . . . . . . . . . . . .       $45,167,334
                                                                   -----------
                SHORT TERM INSTRUMENT - 12.91%
                REPURCHASE AGREEMENT - 12.91%
   $6,608,965   Repurchase Agreement with Sanwa Bank,
                Dated 3/31/97, 6.30%.  Principal and
                Interest in the Amount of $6,610,122,
                due 4/1/97.  (Collateralized by U.S.
                Treasury STRIPS, Par Value $6,847,000,
                5.63% due 5/15/05, Value of $6,615,055)
                (Cost $6,608,965). . . . . . . . . . . . . .       $ 6,608,965
                                                                   -----------


TOTAL INVESTMENTS (COST $52,133,277) . . . . . .     101.17%       $51,776,299
Liabilities in Excess of Other Assets. . . . . .       1.17%           598,763
                                                     -------       -----------
NET ASSETS . . . . . . . . . . . . . . . . . . .     100.00%       $51,177,536
                                                     -------       -----------
                                                     -------       -----------

STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value (Cost of $52,133,277, including
   Repurchase Agreement amounting to $6,608,965) . . . . . .       $51,776,299
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .           348,526
  Interest Receivable. . . . . . . . . . . . . . . . . . . .           418,257
  Prepaid Expenses and Other . . . . . . . . . . . . . . . .            13,414
                                                                   -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . .        52,556,496
                                                                   -----------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . .             8,824
  Payable for Securities Purchased . . . . . . . . . . . . .         1,355,876
  Accrued Expenses and Other . . . . . . . . . . . . . . . .            14,260
                                                                   -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . .         1,378,960
                                                                   -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .       $51,177,536
                                                                   -----------
                                                                   -----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . .       $51,534,514
  Net Unrealized Depreciation on Investments . . . . . . . .          (356,978)
                                                                   -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .       $51,177,536
                                                                   -----------
                                                                   -----------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . . . . . . .      $  1,533,324
                                                                   -----------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . .            63,970
  Administration and Services Fees . . . . . . . . . . . . .            12,794
  Professional Fees. . . . . . . . . . . . . . . . . . . . .            11,550
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . .             1,050
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .               223
                                                                   -----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . .            89,587
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . .           (12,823)
                                                                   -----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . .            76,764
                                                                   -----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .         1,456,560
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . .           108,072
  Net Change in Unrealized Depreciation on Investments . . .          (311,111)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . . .          (203,039)
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .       $ 1,253,521
                                                                   -----------
                                                                   -----------


                  See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                 FOR THE         FOR THE PERIOD
                                                                                            SIX MONTHS ENDED   JANUARY 1, 1996 TO
                                                                                             MARCH 31, 1997+   SEPTEMBER 30, 1996*
                                                                                            ----------------   -------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  1,456,560        $  2,201,579
     Net Realized Gain (Loss) from Investment Transactions . . . . . . . . . . . . .              108,072            (543,943)
     Net Change in Unrealized Depreciation on Investments. . . . . . . . . . . . . .             (311,111)           (220,154)
                                                                                             ------------        ------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . .            1,253,521           1,437,482
                                                                                             ------------        ------------
CAPITAL TRANSACTIONS
     Proceeds from Capital Invested. . . . . . . . . . . . . . . . . . . . . . . . .            9,189,537          46,130,920
     Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . . . . . . . . . .          (11,489,647)        (50,522,190)
                                                                                             ------------        ------------
Net Decrease in Net Assets from Capital Transactions . . . . . . . . . . . . . . . .           (2,300,110)         (4,391,270)
                                                                                             ------------        ------------
TOTAL DECREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,046,589)         (2,953,788)
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           52,224,125          55,177,913
                                                                                             ------------        ------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 51,177,536        $ 52,224,125
                                                                                             ------------        ------------
                                                                                             ------------        ------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Short/Intermediate U.S. Government Securities Portfolio.


                                                                                                      FOR THE YEAR ENDED
                                                            FOR THE         FOR THE PERIOD               DECEMBER 31,
                                                       SIX MONTHS ENDED   JANUARY 1, 1996 TO      ---------------------------
                                                        MARCH 31, 1997+   SEPTEMBER 30, 1996*     1995        1994       1993
                                                       ----------------   -------------------     ----        ----       ----

SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . .      $51,178            $52,224          $55,178     $47,721    $17,729
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . .         5.69%**            5.46%**          6.09%       4.91%      4.25%
    Expenses . . . . . . . . . . . . . . . . . . . . .         0.30%**            0.30%**          0.30%       0.30%      0.30%
    Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses by
     Bankers Trust . . . . . . . . . . . . . . . . . .         0.05%**            0.05%**          0.05%       0.09%      0.25%
  Portfolio Turnover Rate. . . . . . . . . . . . . . .          178%               314%             246%        202%       267%


---------------
+    Unaudited
* Board of Trustees approved the change of the Portfolio's fiscal year end from December 31 to September 30.
**   Annualized


                  See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on August 24, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $12,794.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $63,970.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, expenses of the Portfolio have been reduced by $12,823.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments of long-term U.S. Government obligations for the six months ended March 31, 1997 were $81,186,085 and $81,456,662, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 1997 was $52,187,247. The aggregate gross unrealized depreciation for all investments was $410,948.

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES

INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


                                    --------
     For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                                    --------


                                                                STA461100 (5/97)